Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2021	2022
Bunkers	1,120,372	1,386,265
Lubricants	1,652,160	1,677,746

Total	2,772,532	3,064,011